GOODWILL (Tables)	6 Months Ended
Sep. 30, 2025
GOODWILL
Schedule of carrying amount of goodwill
	As of September 30,	As of March 31,
	2025	2025
Goodwill, gross (Note 12)	$20,876,787	$20,876,787
Less: impairment	(3,376,186)	(3,376,186)
Goodwill, net	$17,500,601	$17,500,601